Operating profit	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Operating profit

8. Operating profit

The following items have been included in operating profit:	2023 £m	2022 £m	2021 £m
Employee costs (Note 9)	8,473	7,693	7,680
Advertising	835	735	433
Distribution costs	199	192	169
Depreciation of property, plant and equipment	892	885	855
Impairment of property, plant and equipment, net of reversals	17	70	87
Depreciation of right of use assets	190	176	179
Impairment of right of use assets	10	40	5
Amortisation of intangible assets	1,212	1,086	1,088
Impairment of intangible assets, net of reversals	418	365	435
Impairment of tangible and intangible assets held for sale, net of reversals	23	–	1
Net foreign exchange (gains)/losses	11	11	(4)
Inventories:
Cost of inventories included in cost of sales	6,576	6,137	5,885
Write-down of inventories	979	687	800
Reversal of prior year write-down of inventories	(598)	(483)	(325)
Short-term lease charge	8	6	7
Low-value lease charge	2	2	3
Variable lease payments	17	9	10
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	22.0	26.9	31.7
The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.
Net foreign exchange (gains)/losses include a net gain of £34 million (2022: £2 million loss; 2021: £35 million gain) arising from the recycling of exchange on liquidation or disposal of overseas subsidiaries. The recycling of exchange on disposal of overseas associates is £nil (2022: £nil). The recycling of exchange on disposal of overseas subsidiaries does not include recycling of exchange on disposal of Consumer Healthcare subsidiaries as this is reported as Profit after taxation on demerger of discontinued operations.
Included within operating profit are Major restructuring charges of £382 million (2022: £321 million; 2021: £424 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2023 £m	2022 £m	2021 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	10.2	10.9	13.2
Audit of the company’s subsidiaries	10.2	9.7	14.5
Total audit services	20.4	20.6	27.7
Audit-related and other assurance services	1.6	6.3	4.0
Total audit services, audit-related and other assurance services	22.0	26.9	31.7
The other assurance services provided by the auditor related to agreed upon procedures and other assurance services outside of statutory audit requirements. Audit related and other assurance services include £nil (2022: £4.4 million; 2021: £2.4 million) due to reporting accountant work performed in preparation for the Consumer Healthcare demerger.
In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2023 £m	2022 £m	2021 £m
Audit	0.2	0.2	0.2